Acquired Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Acquired Intangible Assets
Following is a summary of acquired intangible assets as of October 31, 2013 and 2012, which were acquired in connection with the acquisitions of SMP Data Communications and AOS, excluding assets written-off as impaired:

	October 31, 2013
	Gross carrying amount	Weighted- average amortization period in years	Accumulated amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.0	$(2,358,318)
Customer list	96,355	1.0	(77,084)
Total	$2,469,802		$(2,435,402)

	October 31, 2012
	Gross carrying amount	Weighted- average amortization period in years	Accumulated amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.3	$(2,310,155)
Customer list	96,355	2.0	(57,813)
Total	$2,469,802		$(2,367,968)